Business Combinations - Summary of Purchase Price allocation (Detail) - USD ($) $ in Thousands		Mar. 31, 2022	Mar. 31, 2021	Apr. 30, 2019	Jan. 31, 2017
Disclosure Of Business Combinations [Line Items]
Goodwill		$ 601,151	$ 619,874		$ 950,204
Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment				$ 1,449
Intangible assets	[1]			6,792
Other non-current assets				107
Current assets and liabilities, net				2,644
Other non-current liabilities				(738)
Deferred tax liabilities				(1,890)
Total identifiable net assets acquired				8,364
Non-controlling interest				(4,098)
Goodwill				10,433
Total purchase price				$ 14,699

[1]	Intangible assets includes customer relationship, non-compete, brand/trade-mark and technology related development cost.